Change in accounting policy (Tables)	12 Months Ended
Dec. 31, 2024
Restatement of Comparative Figures [Abstract]
Schedule of change in accounting policy
The impacts in the “Revenue” disclosure, of the change in accounting policy, are summarized as follows:

	For the years ended December 31,
In thousands of USD	2023 As previously reported	Change in accounting policy	2023 As reclassified
First-party sales	86,384	—	86,384
Third-party sales	—	81,593	81,593
Commissions	46,666	(46,666)	—
Fulfillment	18,506	(18,506)	—
Value-added services	20,278	(16,421)	3,857
Marketing and advertising	12,392	—	12,392
Other revenue	2,176	—	2,176
Revenue	186,402	—	186,402

	For the years ended December 31,
In thousands of USD	2022 As previously reported	Change in accounting policy	2022 As reclassified
First-party sales	81,728	—	81,728
Third-party sales	—	91,870	91,870
Commissions	39,879	(39,879)	—
Fulfillment	26,076	(26,076)	—
Value-added services	32,237	(25,915)	6,322
Marketing and advertising	16,940	—	16,940
Other revenue	6,440	—	6,440
Revenue	203,300	—	203,300